                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21805
                                   ---------------------------------------------

                 SunAmerica Focused Alpha Large-Cap Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period: June 30, 2006
                         -------------------------

Item 1.   Reports to Stockholders

          SunAmerica Focused Alpha Large-Cap Fund, Inc. Semi-Annual Report at June 30, 2006.

                 SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND (FGI)






            ROBERT C. DOLL                            THOMAS F. MARSICO
[MERRILL LYNCH LOGO] INVESTMENT MANAGERS  [MARSICO CAPITAL MANAGEMENT, LLC LOGO]
           MERCURY ADVISORS




                            2006 SEMI-ANNUAL REPORT






                       [AIG SUNAMERICA MUTUAL FUNDS LOGO]

JUNE 30, 2006                                                 SEMI-ANNUAL REPORT

      SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND

      SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND (FGI)

                      TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        SHAREHOLDERS' LETTER........................................     1
                        STATEMENT OF ASSETS AND LIABILITIES.........................     3
                        STATEMENT OF OPERATIONS.....................................     4
                        STATEMENT OF CHANGES IN NET ASSETS..........................     5
                        FINANCIAL HIGHLIGHTS........................................     6
                        PORTFOLIO OF INVESTMENTS....................................     7
                        NOTES TO FINANCIAL STATEMENTS...............................     9
                        APPROVAL OF ADVISORY AGREEMENTS.............................    14
                        DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN................    17
                        ANNUAL SHAREHOLDER MEETING..................................    19
                        DIRECTORS AND OFFICERS INFORMATION..........................    20

June 30, 2006                                                 SEMI-ANNUAL REPORT

      SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

      Dear Shareholders:

      We are pleased to present the semi-annual report for the SunAmerica Focused Alpha Large-Cap Fund and thank you for including this strategic investment solution in your investment plan. In the period commencing January 1, 2006 through June 30, 2006, the SunAmerica Focused Alpha Large-Cap Fund's Net Asset Value (NAV) returned 2.4%, underperforming its benchmark, the Russell 1000 Index,(1) which returned 2.8% for the same period. The Fund's market price returned -16.1% during the same period. As of June 30, 2006, the Fund's NAV was $18.91 and its market share price was $16.20.

      The past six months have been a volatile period for the equity markets. The effects of higher interest rates, a weakening housing market, the drag from higher energy prices and growing consumer debt -- all of which have been present for some time now -- seem to be working their way through the system.

      At the start of the calendar year, equity markets were helped to some extent by good economic news -- including generally stronger-than-expected Gross Domestic Product (GDP) growth and corporate profits that were better than the consensus forecast. However, challenges arose for investors as the period progressed. The consumer price index rose more than expected in May, fueled by evidence of slowing in the economy and unease about the intentions of the new Chairman of the Federal Reserve Bank, Ben Bernanke.

      For the first six months of 2006, large-cap value stocks, as measured by the Russell 1000 Value Index,(2) advanced by over 6%; while large-cap growth stocks, as measured by the Russell 1000 Growth Index,(3) declined by 0.9%. From a broad sector standpoint, performance leaders included: telecommunications and related services; materials, including energy and commodities; and industrials while information technology and healthcare stocks lagged.

      What sets SunAmerica Focused Alpha Large-Cap Fund apart from its competitors in the marketplace is its multi-managed, focused approach in a closed-end fund structure. Two of Wall Street's best known large-cap equity managers, Marsico Capital Management LLC and Mercury Advisors and their respective teams each contribute 10-15 of their favorite stock picks. Marsico emphasizes large growth investing while Mercury's Bob Doll and his team favor a large-cap value investment style. Together, their 20-30 stock picks, blending large growth and large value, are designed to generate Alpha through exposure to different styles of large-cap investing.

      We value your ongoing confidence in us and look forward to serving your investment needs in the future.

      Sincerely,

      /s/ Peter A. Harbeck

      Peter A. Harbeck
      President and CEO
      AIG SunAmerica Asset Management Corp.
      ------------------

      Past performance is no guarantee of future results.

      (1) The Russell 1000 Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market. The Russell 1000 is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 1000 includes the largest 1000 securities in the Russell 3000.

      (2) The Russell 1000 Value Index offers investors access to the large-cap value segment of the U.S. equity universe. The Russell 1000 Value is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap value manager's opportunity set.

      (3) The Russell 1000 Growth Index offers investors access to the large-cap growth segment of the U.S. equity universe. The Russell 1000 Growth is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap growth manager's opportunity set.

June 30, 2006                                                 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

      Investors should carefully consider the SunAmerica Focused Alpha Large-Cap Fund's investment objective, strategies, risks, charges and expenses before investing. The SunAmerica Focused Alpha Large-Cap Fund should be considered as only one element of a complete investment program. The Fund's equity exposure and derivative investments involve special risks. An investment in this Fund should be considered speculative. There is no assurance that the SunAmerica Focused Alpha Large-Cap Fund will achieve its investment objectives. The Fund is actively managed and its portfolio composition will vary. Investing in the Fund is subject to several risks, including: Non-Diversified Status Risk, Growth and Value Stock Risk, Key Adviser Personnel Risk, Investment and Market Risk, Issuer Risk, Foreign Securities Risk, Emerging Markets Risk, Income Risk, Hedging Strategy Risk, Derivatives Risk, Preferred Securities Risk, Debt Securities Risk, Small and Medium Capitalization Company Risk, Leverage Risk, Liquidity Risk, Market Price of Shares Risk, Management Risk, Anti-Takeover Provisions Risk, Portfolio Turnover Risk and Non-Investment Grade Securities Risk. The price of shares of the Fund traded on the New York Stock Exchange will fluctuate with market conditions and may be worth more or less than their original offering price. Shares of closed-end funds often trade at a discount to their net asset value, but may also trade at a premium.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Long-term investment securities, at value (unaffiliated)*...  $178,125,836
Short-term investment securities, at value
  (unaffiliated)*...........................................     6,513,000
                                                              ------------
  Total Investments.........................................   184,638,836
                                                              ------------
Receivable for:
  Dividends and interest....................................       126,798
  Investments sold..........................................     3,918,299
Prepaid expenses and other assets...........................         3,306
                                                              ------------
  Total Assets..............................................   188,687,239
                                                              ------------
LIABILITIES:
Payable for:
  Investments purchased.....................................     4,044,908
  Investment advisory and management fees...................       148,402
  Administration fees.......................................         5,937
  Directors' fees and expenses..............................           759
  Other accrued expenses....................................        75,064
Due to custodian............................................       758,990
Dividends payable...........................................     1,087,343
                                                              ------------
  Total Liabilities.........................................     6,121,403
                                                              ------------
    Net Assets..............................................  $182,565,836
                                                              ============
NET ASSETS REPRESENTED BY:
Common stock, $0.001 par value (200,000,000 shares
  authorized)...............................................  $      9,655
Additional paid-in capital..................................   184,019,345
                                                              ------------
                                                               184,029,000
Accumulated undistributed net investment income (loss)......    (6,047,663)
Accumulated undistributed net realized gain (loss) on
  investments...............................................       225,849
Unrealized appreciation (depreciation) on investments.......     4,358,650
                                                              ------------
    Net Assets..............................................  $182,565,836
                                                              ============
NET ASSET VALUES:
Net assets..................................................  $182,565,836
Shares outstanding..........................................     9,655,236
Net asset value per share...................................  $      18.91
                                                              ============
*COST
  Long-term investment securities (unaffiliated)............  $173,767,186
                                                              ============
  Short-term investment securities (unaffiliated)...........  $  6,513,000
                                                              ============

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (unaffiliated)....................................  $  566,672
Interest (unaffiliated).....................................     328,167
                                                              ----------
  Total investment income*..................................     894,839
                                                              ----------
EXPENSES:
Investment advisory and management fees.....................     948,061
Administration fees.........................................      37,922
Transfer agent fees and expenses............................      10,498
Custodian and accounting fees...............................      23,532
Reports to shareholders.....................................      44,949
Audit and tax fees..........................................      13,756
Legal fees..................................................      37,105
Directors' fees and expenses................................      18,309
Other expenses..............................................      23,647
                                                              ----------
  Total expenses before custody credits.....................   1,157,779
  Custody credits earned on cash balances...................        (726)
                                                              ----------
  Net expenses..............................................   1,157,053
                                                              ----------
Net investment income (loss)................................    (262,214)
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)......     225,849
                                                              ----------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)................................   4,358,650
                                                              ----------
Net realized and unrealized gain (loss) on investments and
  foreign currencies........................................   4,584,499
                                                              ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $4,322,285
                                                              ==========

------------

* Net of foreign withholding taxes on interest and dividends
  of........................................................  $   16,807
                                                              ==========

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE             FOR THE PERIOD
                                                              SIX MONTHS ENDED      DECEMBER 28, 2005@
                                                               JUNE 30, 2006              THROUGH
                                                                (UNAUDITED)          DECEMBER 31, 2005
                                                              ----------------   -------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)..............................    $   (262,214)          $      7,692
  Net realized gain (loss) on investments and foreign
    currencies..............................................         225,849                     --
  Net unrealized gain (loss) on investments and foreign
    currencies..............................................       4,358,650                     --
                                                                ------------           -------------
Net increase (decrease) in net assets resulting from
  operations................................................       4,322,285                  7,692
                                                                ------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income*....................................              --                     --
  Net realized short-term gains on investments*.............              --                     --
  Return of capital*........................................      (5,793,141)                    --
                                                                ------------           -------------
Total distributions to shareholders.........................      (5,793,141)                    --
                                                                ------------           -------------
SHARE TRANSACTIONS (NOTE 6):
  Proceeds from sales of shares issued in initial public
    offering................................................              --            184,315,000
  Offering costs for common shares charged to additional
    paid-in capital.........................................              --               (386,000)
                                                                ------------           -------------
Net increase in net assets from share transactions..........              --            183,929,000
                                                                ------------           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      (1,470,856)           183,936,692
NET ASSETS:
Beginning of period.........................................    $184,036,692           $    100,000
End of period+..............................................    $182,565,836           $184,036,692
                                                                ============           =============

------------

 + Includes accumulated undistributed net investment income
  (loss)....................................................    $ (6,047,663)          $      7,692
                                                                ============           =============

@ Commencement of operations

* Amounts are estimated as of June 30, 2006, and are subject to change and recharacterization at fiscal year end.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  FOR THE
                                                              SIX MONTHS ENDED      FOR THE PERIOD
                                                               JUNE 30, 2006     DECEMBER 28, 2005++
                                                                (UNAUDITED)      TO DECEMBER 31, 2005
                                                              ----------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  19.06             $  19.10(1)
INVESTMENT OPERATIONS:
Net investment income (loss)@...............................         (0.03)                0.00
Net realized and unrealized gain (loss) on investments......          0.48                   --
                                                                  --------             --------
  Total from investment operations..........................          0.45                   --
                                                                  --------             --------
DISTRIBUTIONS FROM:
Net investment income.......................................            --*                  --
Net realized short-term gains on investments................            --*                  --
Return of capital...........................................         (0.60)*                 --
                                                                  --------             --------
  Total distributions.......................................         (0.60)                  --
CAPITAL SHARE TRANSACTIONS:
Offering costs for common shares charged to additional
  paid-in capital...........................................            --                (0.04)
                                                                  --------             --------
NET ASSET VALUE, END OF PERIOD..............................      $  18.91             $  19.06
                                                                  ========             ========
NET ASSET VALUE TOTAL RETURN#(2)............................          2.37%               (0.21)%
MARKET VALUE, END OF PERIOD.................................      $  16.20             $  20.00
MARKET VALUE TOTAL RETURN#(3)...............................        (16.11)%               0.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period ($000's)..........................      $182,566             $184,037
Ratio of expenses to average net assets.....................          1.25%sec.            0.03%+
Ratio of net investment income to average net assets........         (0.28)%sec.           0.00%+
Portfolio turnover rate.....................................            29%                   0%

------------
++  Commencement of operations
@   Calculated based upon average shares outstanding
#   Total return is not annualized.
+ Due to commencing operations on December 28, 2005, the ratio of expenses and ratio of net investment income are not annualized. If the ratios were annualized, the ratio of expenses and the ratio of net investment income would have been 3.07% and 0.38%, respectively. The ratios are not representative of a full year of operations.
* Amounts are estimated as of June 30, 2006, and are subject to change and recharacterization at fiscal year end.
sec.Annualized
(1) Net asset value, beginning of the period, reflects a deduction of $0.90 per share sales change from the initial offering price of $20.00.
(2) Based on the net asset value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. NAV performance reflects performance without imposition of initial sales charge in connection with the initial public offering of the Fund and would be lower if included.
(3) Based on market value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

PORTFOLIO PROFILE -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Health Services........................  20.0%
Energy Sources.........................  15.8
Telecommunications.....................  12.7
Leisure & Tourism......................  11.6
Financial Services.....................   5.9
Pharmaceuticals........................   5.9
Retail.................................   4.8
Computers & Business Equipment.........   4.7
Transportation.........................   4.2
Time Deposits..........................   3.6
Automotive.............................   3.5
Aerospace & Military Technology........   3.2
Machinery..............................   3.0
Broadcasting & Media...................   2.2
                                         ----
                                         101.1%
                                         ====

------------
*   Calculated as a percentage of net assets.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                           VALUE
SECURITY DESCRIPTION                        SHARES        NOTE (2)
--------------------------------------------------------------------
COMMON STOCK -- 97.5%
AEROSPACE & MILITARY TECHNOLOGY -- 3.2%
General Dynamics Corp. ................        89,157   $  5,836,217
                                                        ------------
AUTOMOTIVE -- 3.5%
Toyota Motor Corp. Sponsored ADR.......        60,304      6,307,195
                                                        ------------
BROADCASTING & MEDIA -- 2.2%
Comcast Corp., Class A+................       125,057      4,094,366
                                                        ------------
COMPUTERS & BUSINESS EQUIPMENT -- 4.7%
Hewlett-Packard Co. ...................       270,000      8,553,600
                                                        ------------
ENERGY SOURCES -- 15.8%
Anadarko Petroleum Corp. ..............       200,000      9,538,000
Devon Energy Corp. ....................       160,000      9,665,600
Sunoco, Inc. ..........................       140,000      9,700,600
                                                        ------------
                                                          28,904,200
                                                        ------------
FINANCIAL SERVICES -- 5.9%
Chicago Mercantile Exchange Holdings,
  Inc. ................................        11,995      5,891,344
UBS AG.................................        44,538      4,885,819
                                                        ------------
                                                          10,777,163
                                                        ------------
HEALTH SERVICES -- 20.0%
Aetna, Inc. ...........................       230,000      9,183,900
Caremark Rx, Inc. .....................       190,000      9,475,300
McKesson Corp. ........................       180,000      8,510,400
UnitedHealth Group, Inc. ..............       208,633      9,342,586
                                                        ------------
                                                          36,512,186
                                                        ------------
LEISURE & TOURISM -- 11.6%
Las Vegas Sands Corp.+.................       135,723     10,567,393
Station Casinos, Inc. .................        68,372      4,654,765
Wynn Resorts, Ltd.+....................        81,413      5,967,573
                                                        ------------
                                                          21,189,731
                                                        ------------
MACHINERY -- 3.0%
Joy Global, Inc. ......................       105,121      5,475,753
                                                        ------------

--------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL        VALUE
SECURITY DESCRIPTION                        AMOUNT        NOTE (2)
PHARMACEUTICALS -- 5.9%
Genentech, Inc.+.......................        86,354      7,063,757
Genzyme Corp.+.........................        61,712      3,767,518
                                                        ------------
                                                          10,831,275
                                                        ------------
RETAIL -- 4.8%
J.C. Penney Co., Inc. .................       130,000      8,776,300
                                                        ------------
TELECOMMUNICATIONS -- 12.7%
America Movil SA de CV, Series L ADR...       148,721      4,946,460
Motorola, Inc. ........................       440,000      8,866,000
Qwest Communications International,
  Inc.+................................     1,170,000      9,465,300
                                                        ------------
                                                          23,277,760
                                                        ------------
TRANSPORTATION -- 4.2%
Burlington Northern Santa Fe Corp. ....        95,774      7,590,090
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $173,767,186)..................                  178,125,836
                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 3.6%
TIME DEPOSITS -- 3.6%
  Euro Time Deposit with State Street
  Bank & Trust Co. 4.05% due 07/03/06
  (cost $6,513,000)....................  $  6,513,000      6,513,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $180,280,186)(1)...............        101.1%    184,638,836
Liabilities in excess of other
  assets...............................          (1.1)    (2,073,000)
                                         ------------   ------------
NET ASSETS.............................        100.0%   $182,565,836
                                         ============   ============

------------
+   Non-income producing securities

ADR American Depository Receipt

(1) See note 5 for cost of investment on a tax basis.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

Note 1. Organization of the Fund

    SunAmerica Focused Alpha Large-Cap Fund, Inc. (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Maryland corporation on September 7, 2005 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Fund sold 5,236 of its common stock shares ("Shares") on November 14, 2005 to AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of America International Group, Inc. ("AIG"). Investment operations commenced on December 28, 2005 upon settlement of the sale of 9,650,000 Shares in the amount of $184,315,000 (net of underwriting fees and expenses of $8,685,000). SAAMCo paid certain organizational expenses of the Fund. SAAMCo has also paid offering costs of the Fund to the extent they exceeded $.04 per share of the Fund's common stock.

    The Fund's investment objective is to provide growth of capital. The Fund seeks to pursue this objective by employing a concentrated stock picking strategy in which the Fund, through subadvisers selected by the Adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) of large-capitalization companies and to a lesser extent in equity-related securities (i.e., preferred stocks, convertible securities, warrants and rights) of large-capitalization companies primarily in the U.S. markets. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-capitalization companies.

    INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

    SECURITY VALUATION: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

    As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

    Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

    REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement the Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the portfolio may be delayed or limited. At June 30, 2006, the Fund did not enter into any repurchase agreements.

    SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

    The Fund has adopted a distribution policy (the "Distribution Policy") under which the Fund will pay level quarterly dividend distributions, subject to an adjusting dividend distribution in the fourth quarter as described below. The Distribution Policy and the dividend distribution rate may be terminated or modified at any time. The Fund intends to pay a level quarterly amount in each of the first three quarters of the calendar year and increase, if necessary, the amount payable for the fourth quarter to an amount expected to satisfy the minimum distribution requirements of the Internal Revenue Code of 1986, as amended, or as necessary to distribute long-term capital gains in a manner consistent with the requirements of the Investment Company Act of 1940, as amended, whichever is greater. Each quarter the Board of Directors will review the amount of any potential dividend distribution and the income, capital gains and capital available. A portion of the dividend distribution may be treated as ordinary income (derived from short-term capital gains) and qualifying dividend income for individuals. If the Fund does not generate earnings from dividends, interest and net realized capital gains equal to or in excess of the aggregate dividend distributions paid by the Fund for the year, then the amount distributed in excess of the Fund's investment income and net realized capital gains will be deemed a return of capital. The final determination of the source of all dividend distributions will be made after year-end. The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholder because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and/or gains.

    On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
    48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

    The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required.

Note 3. Investment Advisory and Management Agreement

    Pursuant to its investment advisory and management agreement ("Advisory Agreement") with the Fund, SAAMCo manages the affairs of the Fund, and selects, contracts with and compensates the Subadvisers to manage the Fund's assets. SAAMCo monitors the compliance of the Subadvisers with the investment objective and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically on such performance to the Board of Directors. Pursuant to the Advisory Agreement, the Fund will pay SAAMCo a monthly fee at the annual rate of 1.00% of the average daily total assets of the Fund.

    Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, and Merrill Lynch Investment Managers L.P., doing business as Mercury Advisors ("Mercury") have been retained by SAAMCo as the Subadvisers to the Fund to manage the investment and reinvestment of the Fund's assets. Pursuant to the investment subadvisory agreements ("Subadvisory Agreements") between SAAMCo and Marsico and Mercury, respectively, Marsico and Mercury select the investments made by the Fund. Marsico will manage the large-cap growth portion of the Fund and Mercury will manage the large-cap value portion of the Fund. SAAMCo paid each of the Subadvisers an annual percentage of the average daily total assets of 0.40%.

    SAAMCo serves as administrator to the Fund. Under the Administrative Services Agreement, SAAMCo is responsible for performing administrative services in connection with the operations of the Fund, subject to the supervision of the Fund's Board of Directors. SAAMCo will provide the Fund with regulatory reporting, all necessary office space, equipment, personnel and facilities for handling the affairs of the Fund. SAAMCo's administrative services include recordkeeping, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Directors' and shareholders' meetings and other administrative services necessary to conduct the Fund's affairs. For its services as administrator, SAAMCo is entitled to receive a monthly fee at the annual rate of 0.04% of the Fund's average daily total assets.

Note 4. Purchase and Sales of Investment Securities

    The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended June 30, 2006 were as follows:

      Purchases (excluding U.S. government securities)............  $217,127,577
      Sales and maturities (excluding U.S. government
        securities)...............................................    43,586,216
      Purchases of U.S. government securities.....................            --
      Sales and maturities of U.S. government securities..........            --

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

Note 5. Federal Income Taxes

    For the fiscal year ended December 31, 2005, the tax character of distributions and tax basis components of distributable earnings does not differ from U.S. generally accepted accounting principles.

    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities were as follows:

      Cost (tax basis)............................................  $180,280,186
                                                                    ============
      Appreciation................................................  $ 13,625,136
      Depreciation................................................    (9,266,486)
                                                                    ------------
          Net unrealized appreciation (depreciation)..............  $  4,358,650
                                                                    ============

Note 6. Capital Share Transactions

    Transactions in capital shares of the Fund were as follows:

                                                                FOR THE SIX MONTHS
                                                                      ENDED                  FOR THE PERIOD
                                                                  JUNE 30, 2006        DECEMBER 28, 2005* THROUGH
                                                                   (UNAUDITED)             DECEMBER 31, 2005
                                                              ----------------------   --------------------------
                                                               SHARES       AMOUNT       SHARES        AMOUNT
                                                              ---------   ----------   ----------   -------------
      Initial seed capital, November 14, 2005...............         --   $       --       5,236    $    100,000
      Common shares issued in connection with initial public
        offering............................................         --           --   9,650,000     183,929,000
                                                              ---------   ----------   ---------    ------------
          Net increase......................................         --   $       --   9,655,236    $184,029,000
                                                              =========   ==========   =========    ============

---------------

*    Commencement of operations

Note 7. Other Information

    On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

    AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
    Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

    Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

    As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

    Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

APPROVAL OF ADVISORY AGREEMENTS -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

    BOARD APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS

    The Board of Directors (the "Board"), including the Directors that are not interested persons of the Fund (the "Disinterested Directors"), approved a new Subadvisory Agreement among SunAmerica Focused Alpha Large-Cap Fund, Inc. (the "Fund"), SAAMCo and BlackRock Advisors, Inc. or its successor, ("BlackRock Advisers") (the "New Subadvisory Agreement") at a meeting held on May 22, 2006. The Board's approval of the New Subadvisory Agreement was in response to the anticipated termination of the existing Subadvisory Agreement among the Fund, SAAMCo and Mercury Advisors (the "Current Subadvisory Agreement"), as described below. At this same meeting, the Board also approved the calling of a shareholder meeting and authorized the preparation and filing of a proxy statement for purposes of soliciting shareholder approval of the New Subadvisory Agreement. A proxy statement was subsequently filed with the SEC on July 10, 2006.

    Merrill Lynch & Co.("Merrill Lynch"), the parent company of Mercury Advisors, and BlackRock, Inc. ("BlackRock") have agreed to a transaction to combine Merrill Lynch's investment management business operated by Merrill Lynch Investment Managers, L.P. and certain affiliates including Mercury, with BlackRock to form a new asset management company (the "Transaction"). The Transaction, when it is consummated, will cause the Current Subadvisory Agreement to terminate. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Current Subadvisory Agreement provides for the automatic termination upon its "assignment." Under the 1940 Act, a change in control of a subadviser constitutes an "assignment." The consummation of the transaction will constitute a change in control of Mercury and result in the assignment and therefore the termination, of the Current Subadvisory Agreement.

    In accordance with Section 15(c) of the 1940 Act, the Board received materials for its consideration of the following: (1) the nature, extent and quality of services to be provided by BlackRock Advisors; (2) the costs of services to be provided and benefits realized by BlackRock Advisors, including a comparison of subadvisory fees with those paid with respect to other closed-end funds; (3) the terms of New Subadvisory Agreement; (4) economies of scale; (5) BlackRock Advisors' new overall organization, including the management personnel and operations. One factor not considered by the Board was the investment performance of BlackRock Advisors. The investment personnel that would be responsible for the daily management of the Fund's assets allocated to BlackRock Advisors are expected to be the same individuals who are currently responsible for the daily management of the Fund's assets by Mercury. Therefore, the Board considered the investment performance of the portfolio management team at Mercury who is currently responsible for managing a portion of the Fund's assets. Experienced counsel that is independent of SAAMCo provided guidance to the Disinterested Directors. These factors, as described in more detail below were considered by the Board.

    A. Nature, Extent and Quality of Services

    The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by BlackRock Advisors. In making its evaluation, the Board considered that BlackRock Advisors would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund.

    The Board reviewed the details of the Transaction in order to evaluate BlackRock Advisors' structure, size, visibility and resources to attract and retain highly qualified investment professionals. The Board considered that the Transaction will result in BlackRock Advisors being able to provide better asset management services by enjoying benefits of a larger operating and financial scale and increased access to state of the art technology and risk management analytic tools, including the investment tools, outsourcing and advisory services to institutional investors provided under the BlackRock Solutions brand name.

    Given that the Fund is a multi-managed fund, the Board also considered how BlackRock Advisors' style would fit with and complement the other subadviser to the Fund, Marsico Capital Management, LLC ("Marsico"). With respect to administrative services to be provided by BlackRock Advisors, the Board considered that it would provide general assistance in marketing and has developed internal procedures for monitoring compliance with investment objectives, policies and restrictions of the Fund as set forth in the prospectus.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by BlackRock Advisors and that there was a reasonable basis on which to conclude that the Transaction would likely increase the capability of the portfolio management team to provide the high quality of investment management services expected by the Board and currently provided by Mercury.

    B. The Amount and Structure of the Subadvisory Fees

    The Board, including the Disinterested Directors, received and reviewed information regarding the subadvisory fees and considered any indirect costs to the Fund and benefits realized by BlackRock Advisors by providing such subadvisory services.

    To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper, Inc. ("Lipper") comparing subadvisory fees paid out by SAAMCo, respectively, to subadvisory fees with respect to other closed-end funds. The Board also considered that the fee rate was the same as the subadvisory fee rate under the Current Subadvisory Agreement.

    The Board also considered that the subadvisory fee rate was negotiated at arm's length based on the consideration of a variety of factors, including: the value of the services provided, the competitive environment in which the Fund is marketed: the investment characteristics of the Fund relative to other similar funds in its category as tracked by Lipper; and fees charged with respect to comparable funds.

    In considering the subadvisory fees, the Board, including the Disinterested Directors, considered that the Fund pays a fee to SAAMCo pursuant to the Advisory Agreement, and that, in turn, SAAMCo rather than the Fund would pay the subadvisory fee to BlackRock Advisors. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to BlackRock Advisors with respect to the different services provided.

    On the basis of the information considered, the Board was satisfied that the advisory and subadvisory fees were fair in light of the usual and customary charges made for services of similar nature and quality.

    C. Terms of the Advisory Agreement

    The Board, including the Disinterested Directors, received a draft of the proposed New Subadvisory Agreement. The Board considered that the terms of the New Subadvisory Agreement are substantially the same in all material respects as the Current Subadvisory Agreement and that the only differences were: (i) the effective and termination dates; (ii) the identity of the Fund's subadviser; and (iii) certain nonmaterial changes.

    Specifically, the Board considered that the New Subadvisory Agreement would continue in effect for a period of two years from the date of execution, unless terminated sooner. The Board further considered that the New Subadvisory Agreement may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act and that the New Subadvisory Agreement provides that it will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement.

    The Board further considered that under the terms of the New Subadvisory Agreement, BlackRock Advisors would not be liable to the Fund, or its shareholders, for any act or omission or for any losses sustained by the Fund, or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence and reckless disregard of obligations or duties. The Board considered that the New Subadvisory Agreements contained a provision that would apportion liability between the Fund and SAAMCo for claims that the underwriters might seek to bring against BlackRock Advisors under the Purchase Agreement. The Board also considered that the New Subadvisory Agreement provides that BlackRock Advisors will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

    D. Economies of Scale

    The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there is a potential for future realization of economies of scale with respect to the Fund.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    E. Compliance

    The Board, including the Disinterested Directors, considered BlackRock Advisors' Code of Ethics, as well as their compliance and regulatory history, including information concerning their involvement in any regulatory actions or investigations. In addition, the Board considered the manner in which the transaction would likely benefit BlackRock Advisors' compliance staff by increasing resources available to it in performing its duties.

    F. Investment Performance

    The Board, including the Disinterested Directors, received information regarding the investment performance of Mercury. Furthermore, the Board received a memorandum from Mercury which stated that Bob Doll, the lead portfolio manager for the portion of assets managed by Mercury, and his portfolio management team, will continue to manage the Fund upon the commencement of the Transaction. Based on this information, the Board considered that the quality of investment management services which Mercury currently provides the Fund will likely improve as the result of the Transaction as the current portfolio management ream will have increased access to risk management and investment analytical tools that are beneficial to providing asset management services.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

    The Fund has adopted a Dividend Reinvestment and Cash Purchase Plan (the "Plan"), through which all net investment income dividends and capital gains distributions are paid to Common Stock Shareholders in the form of additional shares of the Fund's Common Stock (plus cash in lieu of any fractional shares which otherwise would have been issuable), unless a Common Stock Shareholder elects to receive cash as provided below. In this way, a Common Stock Shareholder can maintain an undiluted investment in the Fund and still allow the Fund to pay out the required distributable income.

    No action is required on the part of a registered Common Stock Shareholder to receive a distribution in shares of Common Stock of the Fund. A registered Common Stock Shareholder may elect to receive an entire distribution in cash by notifying Computershare Trust Company, NA, Inc. ("Computershare"), P.O. Box 43010, Providence, RI 02940-3010, the Plan Agent and the Fund's transfer agent and registrar, in writing so that such notice is received by Computershare no later than 10 days prior to the record date for distributions to Common Stock Shareholders. Computershare will set up an account for shares acquired through the Plan for each Common Stock Shareholder who has not elected to receive distributions in cash ("Participant") and hold such shares in non-certificated form.

    Those Common Stock Shareholders whose shares are held by a broker or other financial intermediary may receive distributions in cash by notifying their broker or other financial intermediary.

    Computershare will set up an account for shares acquired pursuant to the Plan for Participants who have not so elected to receive dividends and distributions in cash. The shares of Common Stock will be acquired by the Plan Agent for the Participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of Common Stock from the Fund ("Additional Common Stock") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If on the payment date for a dividend or distribution, the net asset value per share of Common Stock is equal to or less than the market price per share of Common Stock plus estimated brokerage commissions, Computershare shall receive Additional Common Stock, including fractions, from the Fund for each Participant's account. The number of shares of Additional Common Stock to be credited shall be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per share of Common Stock on the payment date, or (ii) 95% of the market price per share of the Common Stock on the payment date. If the net asset value per share of Common Stock exceeds the market price plus estimated brokerage commissions on the payment date for a dividend or distribution, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such dividend or distribution on each Participant's shares of Common Stock to purchase shares of Common Stock on the open market. Such purchases will be made on or shortly after the payment date for such dividend or distribution but in no event will purchases be made on or after the ex-dividend date for the next dividend or distribution. The weighted average price (including brokerage commissions) of all shares of Common Stock purchased by Computershare shall be the price per share of Common Stock allocable to each Participant. If, before Computershare has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares of Common Stock as of the payment date, the purchase price paid by Computershare may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if such dividend or distribution had been paid in shares of Common Stock issued by the Fund. Participants should note that they will not be able to instruct Computershare to purchase shares of Common Stock at a specific time or at a specific price.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- JUNE 30,
2006 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

    There is no charge to Common Stock Shareholders for receiving their distributions in the form of additional shares of the Fund's Common Stock. EquiServe's fees for handling distributions in stock are paid by the Fund. There are no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable in stock. If a Participant elects by written notice to Computershare to have Computershare sell part or all of the shares held by Computershare in the Participant's account and remit the proceeds to the Participant, Computershare is authorized to deduct a $2.50 transaction fee plus brokerage commissions from the proceeds.

    Common Stock Shareholders who receive distributions in the form of stock are subject to the same Federal, state and local tax consequences as are Common Stock Shareholder who elect to receive their distributions in cash. A Common Stock Shareholder's basis for determining gain or loss upon the sale of stock received in a distribution from the Fund will be equal to the total dollar amount of the distribution paid to the Common Stock Shareholder in the form of additional shares.

SUNAMERICA FOCUSED ALPHA LARGE CAP FUND, INC.

ANNUAL SHAREHOLDER MEETING -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

The Annual Meeting of the Shareholders of the Fund was held on April 19, 2006. At this meeting Jeffrey S. Burum and William F. Devin were elected by shareholders to serve as the Class I Directors of the Fund for three-year terms and until their respective successors are duly elected and qualify.

The voting results of the shareholder meeting to elect Jeffrey S. Burum and William F. Devin to the Board of Directors is as follows:

ELECTION OF JEFFREY S. BURUM TO THE BOARD OF DIRECTORS

                                                                 FOR      WITHHELD     TOTAL
                                                              ---------   --------   ---------
Shares Voted................................................  9,141,619   259,626    9,401,245

ELECTION OF WILLIAM F. DEVIN TO THE BOARD OF DIRECTORS

                                                                 FOR      WITHHELD     TOTAL
                                                              ---------   --------   ---------
Shares Voted................................................  9,140,869   260,376    9,401,245

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIRECTORS AND OFFICERS INFORMATION -- JUNE 30, 2006 -- (UNAUDITED)
--------------------------------------------------------------------------------

     The following table contains basic information regarding the Directors and Officers that oversee operations of the Fund and other investment companies within the Fund Complex.

                                                                                 NUMBER OF
                                                                                   FUNDS
                                                                                  IN FUND
                           POSITION        TERM OF                                COMPLEX
         NAME,             HELD WITH      OFFICE AND                             OVERSEEN
      ADDRESS AND         SUNAMERICA      LENGTH OF      PRINCIPAL OCCUPATIONS      BY        OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*         COMPLEX      TIME SERVED      DURING PAST 5 YEARS   DIRECTOR(1)        BY DIRECTOR(2)
     --------------       ----------     -----------     ---------------------  -----------   ------------------------
DIRECTORS
Jeffrey S. Burum           Director     September 2005   Founder and CEO of       42          None
DOB: February 27, 1963                  to present       National Housing
                                                         Development
                                                         Corporation (January
                                                         2000 to present);
                                                         Founder, Owner and
                                                         Partner of Colonies
                                                         Crossroads, Inc.
                                                         (January 2000 to
                                                         present); Owner and
                                                         Managing Member of
                                                         Diversified Pacific
                                                         Development Group,
                                                         LLC (June 1990 to
                                                         present).
Judith L. Craven           Director     September 2005   Retired                  90          Director. A.G. Belo
DOB: October 6, 1945                    to present                                            Corporation (1992 to
                                                                                              present); Director,
                                                                                              Sysco Corporation (1996
                                                                                              to present); Director,
                                                                                              Luby's Inc. (1998 to
                                                                                              present); Director,
                                                                                              University of Texas
                                                                                              Board of Regents (May
                                                                                              2001 to present)
William F. Devin           Director     September 2005   Retired                  90          Member of the Board of
DOB: December 30, 1938                  to present                                            Governors, Boston Stock
                                                                                              Exchange (1985-
                                                                                              Present);
Samuel M. Eisenstat       Chairman of   September 2005   Attorney, solo           52          Director of North
DOB: March 7, 1940         the Board    to present       practitioner;                        European Oil Royalty
                                                                                              Trust.
Stephen J. Gutman          Director     September 2005   Senior Associate,        52          None
DOB: May 10, 1943                       to present       Corcoran Group (Real
                                                         Estate) (2003 to
                                                         present); Partner and
                                                         Member of Managing
                                                         Directors, Beau
                                                         Brummell -- Soho LLC
                                                         (Licensing of
                                                         menswear specialty
                                                         retailing and other
                                                         activities) (June
                                                         1988 to present)
Peter A. Harbeck(3)        Director     September 2005   President, CEO and       99          None
DOB: January 23, 1954                   to present       Director, SAAMCo.
                                                         (August 1995 to
                                                         present); Director,
                                                         AIG SunAmerica
                                                         Capital Services,
                                                         Inc. ("SACS") (August
                                                         1993 to present)
                                                         President and CEO,
                                                         AIG Advisor Group,
                                                         Inc. (June 2004 to
                                                         present)
William J. Shea            Director     September 2005   President and CEO,       52          Chairman of the Board,
DOB: February 9, 1948                   to present       Conseco, Inc.                        Royal and SunAlliance,
                                                         (Financial Services)                 U.S.A., Inc. (March 2005
                                                         (2001-2004); Chairman                to present); Director,
                                                         of the Board of                      Boston Private Holdings
                                                         Centennial                           (October 2004 to
                                                         Technologies, Inc.                   present)
                                                         (1998 to 2001); Vice
                                                         Chairman, Bank Boston
                                                         Corporation
                                                         (1993-1998)
OFFICERS
Vincent M. Marra           President    September 2005   Senior Vice              N/A         N/A
DOB: May 28, 1950                       to present       President, SAAMCo
                                                         (February 2003 to
                                                         Present); Chief
                                                         Administrative
                                                         Officer, Chief
                                                         Operating Officer and
                                                         Chief Financial
                                                         Officer, Carret &
                                                         Co., LLC (June 2002
                                                         to February 2003);
                                                         President and Chief
                                                         Operating Officer,
                                                         Bowne Digital
                                                         Solutions (1999 to
                                                         May 2002)
Donna M. Handel            Treasurer    September 2005   Senior Vice              N/A         N/A
DOB: June 25, 1966                      to present       President, SAAMCo
                                                         (December 2004 to
                                                         Present); Vice
                                                         President, SAAMCo
                                                         (1997 to December
                                                         2004)

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIRECTORS AND OFFICERS INFORMATION -- JUNE 30,
2006 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                   FUNDS
                                                                                  IN FUND
                           POSITION        TERM OF                                COMPLEX
         NAME,             HELD WITH      OFFICE AND                             OVERSEEN
      ADDRESS AND         SUNAMERICA      LENGTH OF      PRINCIPAL OCCUPATIONS      BY        OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*         COMPLEX      TIME SERVED      DURING PAST 5 YEARS   DIRECTOR(1)        BY DIRECTOR(2)
     --------------       ----------     -----------     ---------------------  -----------   ------------------------
Gregory N. Bressler        Secretary    September 2005   Senior Vice President    N/A         N/A
DOB: November 17, 1966                  to present       and General Counsel,
                                                         SAAMCo (June 2005 to
                                                         present); Vice
                                                         President and
                                                         Director of U.S.
                                                         Asset Management
                                                         Compliance, Goldman
                                                         Sachs Asset
                                                         Management (June 2004
                                                         to June 2005); Deputy
                                                         General Counsel,
                                                         Credit Suisse Asset
                                                         Management (June 2002
                                                         to June 2004);
                                                         Counsel, Credit
                                                         Suisse Asset
                                                         Management (January
                                                         2000 to June 2002).

---------------

*    The business address for each Director and Officer is the
     Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ
     07311-4992.
(1)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment
     adviser or administrator. The "Fund Complex" includes the
     SunAmerica Money Market Funds (2 funds), SunAmerica Equity
     Funds (10 funds), SunAmerica Income Funds (5 funds),
     SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica
     Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused
     Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC
     Company I (32 portfolios), VALIC Company II (15 funds),
     Seasons Series Trust (24 portfolios) and AIG Series Trust (6 portfolios).
(2)  Directorships of companies required to report to the
     Securities and Exchange Commission under the Securities
     Exchange Act of 1934 (i.e. "public companies") or other
     investment companies registered under the Investment Company
     Act of 1940.
(3)  Interested Director, as defined within the Investment
     Company Act of 1940, because he is an officer and a director of the advisor and the Trust.
-----------------------------------------------------------------

                       ADDITIONAL INFORMATION (UNAUDITED)

The Fund has filed with the NYSE its chief executive officer certification with the NYSE's listing standards. The Fund has also filed with the Securities and Exchange Commission the certification of its principal executive officer and principal financial officer required by Section 302 of the Sarbanes-Oxley Act with respect to the most recently completed fiscal year end.

During the period, there were no material changes to the Fund's investment objective or policies or to the Fund's articles of incorporation or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------

(AIG LOGO)

DIRECTORS/TRUSTEES
  Samuel M. Eisenstat
  Peter A. Harbeck
  Dr. Judith L. Craven
  William F. Devin
  Stephen J. Gutman
  Jeffrey S. Burum
  William J. Shea

OFFICERS
  Vincent M. Marra, President
  Donna M. Handel, Treasurer
  Cynthia Gibbons, Vice President
    and Chief Compliance Officer
  Gregory N. Bressler, Chief Legal Officer and
    Secretary
  Gregory R. Kingston, Vice President and Assistant
    Treasurer
  Corey A. Issing, Assistant Secretary

INVESTMENT ADVISER
  AIG Sun America Asset Management Corp.
  Harborside Financial Center
  3200 Plaza 5
  Jersey City, NJ 07311-4992

CUSTODIAN
  State Street Bank and Trust Company
  P.O. Box 419572
  Kansas City, MO 64141-6572

TRANSFER AGENT
  Computershare Shareholder Services, Inc.
  250 Royall Street
  Canton, MA 02021
VOTING PROXIES ON FUND PORTFOLIO
SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund's portfolio, which is available in the Fund's Form N-CSR, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

PROXY VOTING RECORD ON FUND PORTFOLIO SECURITIES
Information regarding how the Fund voted proxies related to securities held in the Fund's portfolio during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission (i) without charge, upon request, by calling (800) 858-8850 or (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Fund.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

                       [AIG SUNAMERICA MUTUAL FUNDS LOGO]














SunAmerica open-end funds distributed by:
AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
800-858-8850 x6003        www.sunamericafunds.com




FIANN-12/05

Item 2.   Code of Ethics

          Not Applicable.

Item 3.   Audit Committee Financial Expert.

          Not Applicable.

Item 4.   Principal Accountant Fees and Services.

          Not Applicable.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not Applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          None.

Item 10.  Submission of Matters to a Vote of Security Holders.

          There have been no material changes to the policies by which shareholders may recommend nominees to the Board of Directors.

Item 11.  Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

     (a)  (1) Not Applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Large-Cap Fund, Inc.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: September 7, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2006